Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Federal Statutory Rate to Total Effective Rate

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021

Expected benefit at statutory federal tax rate	$(974,329)	$(979,527)
Permanent differences – net	(859,515)	-
State and local taxes, net of federal tax benefit	(265,607)	(311,373)
Other	(21,965)	(57,563)
Change in valuation allowance	2,121,416	1,348,463
	$-	$-

Schedule of Components of Deferred tax Assets

The components of the Company’s deferred tax assets (liabilities) are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Deferred tax assets (liabilities):
Fixed assets	$(268,594)	$3,837
Interest	62,310	46,361
Research and development expenses	454,942	-
Stock-based compensation	917,351	637,112
Net operating losses - federal	2,898,411	1,687,053
Net operating losses – state and local	921,350	536,282
Net operating losses - foreign	37,686	-
Research credit	28,985	28,985
	5,052,441	2,939,630
Less valuation allowance	(5,244,441)	(2,939,630)
Net deferred tax liability	$(192,000)	$-